Impairment (Details 4)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Producing Properties Relating To Oil And Gas Activities In Brazil Several Cgus [Member]
IfrsStatementLineItems [Line Items]
Posttax discount rates excluding inflation	7.60%	7.30%
R T And M In Brazil Postponed Projects [Member]
IfrsStatementLineItems [Line Items]
Posttax discount rates excluding inflation	7.00%	7.10%